Cash and Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2015
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Short-Term Investments
Short-term investments (classified as available for sale securities) consist of the following:

As of December 31, 2015
(in thousands)	Cost basis	Unrealized Gains	Unrealized Losses	Recorded Basis

Dutch Treasury Certificates	—	—	—	—
Deposits	950,000	—	—	950,000
Total	950,000	—	—	950,000

As of December 31, 2014
(in thousands)	Cost basis	Unrealized Gains	Unrealized Losses	Recorded Basis

Dutch Treasury Certificates	334,864	—	—	334,864
Deposits	—	—	—	—
Total	334,864	—	—	334,864